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                     METROPOLITAN LIFE SEPARATE ACCOUNT E
               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                      SUPPLEMENT DATED SEPTEMBER 23, 2011
              TO THE SUPPLEMENTS DATED SEPTEMBER 19, 2011 TO THE
                PROSPECTUS DATED MAY 1, 2011 (AS SUPPLEMENTED)


The paragraph below is added to the supplement dated September 19, 2011 for the Preference Premier variable annuity contracts issued by Metropolitan Life Insurance Company ("MetLife", "we," "us," or "our") that describes new versions of the guaranteed minimum income benefit (GMIB) optional benefits and closure of the Lifetime Withdrawal Guarantee II (LWG II) and the Enhanced Guaranteed Withdrawal Benefit (Enhanced GWB) optional benefit.

SPECIAL RULES FOR PURCHASES OF CONTRACTS SUBJECT TO REGULATION NO. 60 (11 NYCRR
51) ("A REG 60 TRANSACTION") IN NEW YORK

   IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX OR GMIB PLUS III OPTIONAL BENEFIT OR TO RECEIVE THE LWG II OR ENHANCED GWB OPTIONAL BENEFIT PURSUANT TO A REG 60 TRANSACTION, THE PAPERWORK WE REQUIRE TO INITIATE THE REG 60 TRANSACTION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON OCTOBER 7, 2011. THE APPLICATION FOR THE CONTRACT AND ADDITIONAL REQUIRED PAPERWORK MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 25, 2011.

The paragraph below is added to the supplement dated September 19, 2011 for the Preference Premier variable annuity contracts issued by MetLife that describes restrictions on subsequent purchase payments for the GMIB Max optional benefit.

SPECIAL RULES FOR PURCHASES OF CONTRACTS SUBJECT TO REGULATION NO. 60 (11 NYCRR
51) ("A REG 60 TRANSACTION") IN NEW YORK

   IN ORDER TO RECEIVE THE CURRENT VERSION OF THE GMIB MAX OPTIONAL BENEFIT PURSUANT TO A REG 60 TRANSACTION AND NOT BE SUBJECT TO THE RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS, THE PAPERWORK WE REQUIRE TO INITIATE A REG 60 TRANSACTION MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON SEPTEMBER 30, 2011. THE APPLICATION FOR THE CONTRACT AND ADDITIONAL REQUIRED PAPERWORK MUST BE RECEIVED BY YOUR ADMINISTRATIVE OFFICE, IN GOOD ORDER, BEFORE THE CLOSE OF THE NEW YORK STOCK EXCHANGE ON NOVEMBER 25, 2011.

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This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at PO Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at PO Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.


THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

PO Box 10342 (MetLife)                   Telephone: (800) 638-7732
PO Box 14594 (NEF)                       Telephone: (800) 435-4117
Des Moines, IA 50306-0342